Note 1 - Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Business Description and Basis of Presentation [Text Block]
1.	Basis of Presentation and General Information

EuroDry Ltd. (the “Company” or “EuroDry”) was formed by Euroseas Ltd. (“Euroseas”) on January 8, 2018 under the laws of the Republic of the Marshall Islands to serve as the holding company of seven subsidiaries (the “Subsidiaries”) contributed by Euroseas to EuroDry in connection with the spin-off of Euroseas’ drybulk vessels held for use as of December 31, 2017 (the “Spin-off”). On May 30, 2018, Euroseas contributed these Subsidiaries to EuroDry in exchange for 2,254,830 common shares in EuroDry, which Euroseas distributed to holders of Euroseas common stock on a pro rata basis. Further, on May 30, 2018 Euroseas distributed shares of the Company’s Series B Preferred Stock (the “EuroDry Series B Preferred Shares”) to holders of Euroseas’ Series B Preferred Shares, representing 50% of Euroseas Series B Preferred Stock. EuroDry’s common shares trade on the Nasdaq Capital Market under the ticker symbol “EDRY”.

The operations of the vessels are managed by Eurobulk Ltd. (“Eurobulk” or “Manager”) and Eurobulk (Far East) Ltd. Inc. (“Eurobulk FE”), collectively the “Managers”, corporations controlled by members of the Pittas family. Eurobulk has an office in Greece located at 4 Messogiou & Evropis Street, Maroussi, Greece; Eurobulk FE has an office at Manilla, Philippines Suite 1003, 10th Floor Ma. Natividad Building, 470 T.M. Kalaw cor. Cortada Sts., Ermita. Both provide the Company with a wide range of shipping services such as technical support and maintenance, insurance consulting, chartering, financial and accounting services, while Eurobulk also provides executive management services, in consideration for fixed and variable fees (see Note 7).

The Pittas family is the controlling shareholder of Friends Dry Investment Company Inc., Family United Navigation Co. and Ergina Shipping Ltd. which, in turn, own 48.2% of the Company’s shares as of December 31, 2024. Mr. Aristides J. Pittas is the Chairman and Chief Executive Officer of the Company and Euroseas.

The Company is engaged in the ocean transportation of dry bulk cargoes worldwide through ownership and operation of dry bulk ship-owning companies. Details of the Company’s wholly or partly owned controlled subsidiaries for the year ended December 31, 2024 are set out below:

a)	100% interest in subsidiaries owning vessels in operation

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Eirini Shipping Ltd., incorporated in the Republic of Liberia on February 2, 2014, owner of the Liberian flag 76,466 DWT bulk carrier M/V “Eirini P” which was built in 2004 and acquired on May 26, 2014.

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Ultra One Shipping Ltd., incorporated in the Republic of Liberia on November 21, 2013, owner of Liberian flag 63,500 DWT bulk carrier M/V “Alexandros P.”. M/V “Alexandros P”, which was a new build, was delivered on January 16, 2017.

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Kamsarmax One Shipping Ltd., incorporated in the Republic of the Marshall Islands on April 4, 2014, owner of the Marshall Islands flag 82,000 DWT bulk carrier M/V “Xenia”. M/V “Xenia”, which was a new build, was delivered on February 25, 2016.

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Kamsarmax Two Shipping Ltd., incorporated in the Republic of the Marshall Islands on April 4, 2014, owner of the Marshall Islands flag 82,000 DWT bulk carrier M/V “Ekaterini”. M/V “Ekaterini”, which was a new build, was delivered on May 7, 2018.

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Areti Shipping Ltd., incorporated in the Republic of the Marshall Islands on November 15, 2016, owner of the Cypriot flag 75,100 DWT bulk carrier M/V “Tasos” which was built in 2000 and acquired on January 9, 2017. The vessel was sold on March 17, 2025.

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Light Shipping Ltd., incorporated in the Republic of the Marshall Islands on November 6, 2018, owner of the Cypriot flag 75,845 DWT bulk carrier M/V “Starlight” which was built in 2004 and acquired on November 30, 2018.

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Blessed Luck Shipowners Ltd., incorporated in the Republic of Liberia on May 6, 2021, owner of Liberian flag 76,704 DWT bulk carrier M/V “Blessed Luck.”, which was built in 2004, and acquired on May 28, 2021.

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Good Heart Shipping Ltd., incorporated in the Republic of Liberia on August 13, 2021, owner of Liberian flag 62,996 DWT bulk carrier M/V “Good Heart”, which was built in 2014 and acquired on September 22, 2021.

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Molyvos Shipping Ltd., incorporated in the Republic of the Marshall Islands on January 11, 2022, owner of the Marshall Islands flag 57,924 DWT bulk carrier M/V “Molyvos Luck”, which was built in 2014 and acquired on February 11, 2022.

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Santa Cruz Shipowners Ltd., incorporated in the Republic of Liberia on April 6, 2022, owner of the Liberian flag 76,440 DWT bulk carrier M/V “Santa Cruz”, which was built in 2005 and acquired on April 20, 2022.

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Yannis Navigation Ltd., incorporated in the Republic of the Marshall Islands on September 12, 2023, owner of the Marshall Islands flag 63,177 DWT bulk carrier M/V “Yannis Pittas”, which was built in 2014 and acquired on October 10, 2023.

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Ultra Limited Partner Ltd., incorporated in the Republic of the Marshall Islands on September 27, 2023, owner of 60% of the Marshall Islands companies Christos Ultra LP. and Maria Ultra LP (refer below).

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Ultra General Partner Ltd. incorporated in the Republic of the Marshall Islands on September 27, 2023, owner of 1% of the Marshall Islands companies Christos Ultra LP. and Maria Ultra LP (refer below).

b)	61% interest in subsidiaries owning vessels in operation

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Christos Ultra LP., incorporated in the Republic of the Marshall Islands on September 11, 2023, owner of the Marshall Islands flag 63,197 DWT bulk carrier M/V “Christos K”, which was built in 2015 and acquired on October 25, 2023.

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Maria Ultra LP., incorporated in the Republic of the Marshall Islands on September 11, 2023, owner of the Marshall Islands flag 63,153 DWT bulk carrier M/V “Maria”, which was built in 2015 and acquired on November 6, 2023.

c)	Subsidiaries owning vessels under construction

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Troboni Shipping Ltd., incorporated in the Republic of Liberia on   April 5, 2024, entered on   October 14, 2024, into a shipbuilding contract with Nantong Xiangyu Shipbuilding for the construction of a 63,500 DWT ultramax bulk carrier (XY 166). The vessel is expected to be delivered in the third quarter of 2027.

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Aristeidis Shipping Ltd., incorporated in the Republic of Liberia on   July 24, 2024, entered on   October 14, 2024, into a shipbuilding contract with Nantong Xiangyu Shipbuilding for the construction of a 63,500 DWT ultramax bulk carrier (XY 164). The vessel is expected to be delivered in the second quarter of 2027.

d)	100% interest in non-vessel owning subsidiaries

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Pantelis Shipping Corp., incorporated in the Republic of Liberia on December 4, 2009, owner of the Liberian flag 74,020 DWT bulk carrier M/V “Pantelis” which was built in 2000 and acquired on July 23, 2009. The vessel was sold on October 17, 2022.

The following charterers individually accounted for more than 10% of the Company’s revenues as follows:

	Year ended December 31,
Charterer	2022	2023	2024
Amaggi Europe B.V.	11%	17%	11%
Tongli Shipping PTE Ltd.	12%	16%	-
Quadra Commodities S.A.	13%	-	-
OLAM Group	13%	-	-
Ultrabulk A/S	11%	-	-